LONG-TERM DEBT AND CREDIT FACILITIES	12 Months Ended
Dec. 31, 2022
LONG-TERM DEBT AND CREDIT FACILITIES
LONG-TERM DEBT AND CREDIT FACILITIES
11.	LONG-TERM DEBT AND CREDIT FACILITIES

		December 31, 2022				December 31, 2021
			Deferred
		Nominal	Financing	Carrying	Fair	Carrying	Fair
	Interest Rates	Amount	Costs	Amount(a)	Value(b)	Amount(a)	Value(b)
Senior notes	(i) 4.50%-6.875%	$1,248.4	$(5.0)	$1,243.4	$1,215.7	$1,241.9	$1,432.7
Revolving credit facility	(ii) SOFR plus 1.45%	200.0	—	200.0	200.0	200.0	200.0
Term loan	(ii) SOFR plus 1.25%	1,000.0	(1.8)	998.2	1,000.0	—	—
Tasiast loan	(iii) LIBOR plus 4.38%	160.0	(8.7)	151.3	160.0	188.0	200.0
Total long-term and current debt		$2,608.4	$(15.5)	$2,592.9	$2,575.7	$1,629.9	$1,832.7
Less: current portion		(36.0)	—	(36.0)	—	(40.0)	—
Long-term debt and credit facility		$2,572.4	$(15.5)	$2,556.9	$2,575.7	$1,589.9	$1,832.7

(a)	Includes transaction costs on senior notes, term loan and Tasiast loan financings.
(b)	The fair value of senior notes is primarily determined using quoted market determined variables. See Note 9 (iii).

Scheduled debt repayments

							2028 and
		2023	2024	2025	2026	2027	thereafter	Total
Senior notes	(i)	$—	$500.0	$—	$—	$500.0	$250.0	$1,250.0
Revolving credit facility	(ii)	—	—	—	—	200.0	—	200.0
Term Loan	(ii)	—	—	1,000.0	—	—	—	1,000.0
Tasiast loan	(iii)	36.0	32.0	4.0	16.0	72.0	—	160.0
Total debt payable		$36.0	$532.0	$1,004.0	$16.0	$772.0	$250.0	$2,610.0

(i)	Senior notes

The Company’s $1,250.0 million of senior notes consist of $500.0 million principal amount of 5.950% notes due in 2024, $500.0 million principal amount of 4.50% notes due in 2027 and $250.0 million principal amount of 6.875% notes due in 2041.

On June 1, 2021, the Company redeemed all outstanding 5.125% senior notes due September 1, 2021, which had an aggregate principal amount of $500.0 million. These notes were redeemed at a redemption price equal to their principal amount outstanding plus accrued and unpaid interest of $6.4 million.

The senior notes (collectively, the “notes”) pay interest semi-annually. Except as noted below, the notes are redeemable by the Company, in whole or part, for cash at any time prior to maturity, at a redemption price equal to the greater of 100% of the principal amount or the sum of the present value of the remaining scheduled principal and interest payments on the notes discounted at the applicable treasury rate, as defined in the indentures, plus a premium of between 45 and 50 basis points, plus accrued interest, if any. Within three months of maturity of the notes due in 2024 and 2027, and within six months of maturity of the notes due in 2041, the Company can only redeem the notes in whole at 100% of the principal amount plus accrued interest, if any. In addition, the Company is required to make an offer to repurchase the notes prior to maturity upon certain fundamental changes at a repurchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the repurchase date, if any.

(ii)	Revolving credit facility and term loan

As at December 31, 2022, the Company had utilized $206.7 million (December 31, 2021 – $206.5 million) of its $1,500.0 million revolving credit facility, of which $6.7 million was used for letters of credit.

On August 4, 2022, the Company amended its $1,500.0 million revolving credit facility to extend the maturity by one year to August 4, 2027.

During the first quarter of 2022, the Company drew $1,100.0 million on the revolving credit facility to finance the cash portion of the Great Bear acquisition. On March 7, 2022, the Company completed a new term loan for $1,000.0 million and used the proceeds to settle $1,000.0 million of the $1,100.0 million drawn on the revolving credit facility for the acquisition of Great Bear. The three year term loan, maturing on March 7, 2025, has no mandatory amortization payments and can be repaid at any time prior to maturity in 2025.

The Company repaid $100.0 million of the outstanding balance on the revolving credit facility in the second quarter of 2022. During the third quarter of 2022, an additional $200.0 million was repaid and subsequently, $100.0 million was drawn. In the fourth quarter of 2022, an additional $100.0 million was drawn resulting in a net drawn balance of $200.0 million as at December 31, 2022.

Loan interest on the revolving credit facility is variable and is dependent on the Company’s credit rating. Based on the Company’s credit rating at December 31, 2022, interest charges and fees are as follows:

Type of credit
Revolving credit facility	SOFR plus		1.45%
Term loan	SOFR plus		1.25%
Letters of credit	0.967	-	1.45%
Standby fee applicable to unused availability			0.290%

The revolving credit facility agreement and the term loan agreement contain various covenants including limits on indebtedness, asset sales and liens. The Company was in compliance with its financial covenant in the credit agreement as at December 31, 2022.

(iii)	Tasiast loan

The asset recourse loan has a term of eight years, maturing in December 2027, a floating interest rate of LIBOR plus a weighted average margin of 4.38%, with semi-annual interest and principal payments to be made in June and December for the term of the loan.

The Company made $40.0 million of scheduled principal payments in 2022, resulting in a balance of $160.0 million as at December 31, 2022.

As at December 31, 2022, the Company held $27.8 million in a separate bank account as required under the Tasiast loan agreement. This cash, which is subject to fluctuations over time depending on the next scheduled principal and interest payments, is required to remain in the bank account for the duration of the loan and is therefore recorded as restricted cash in current and other long-term assets. See Note 7ii and 7vii.

(iv)	Other

The Company’s $300.0 million Letter of Credit guarantee facility with Export Development Canada (“EDC”) was extended to June 30, 2024, effective July 1, 2022. Total fees related to letters of credit under this facility were 0.75% of the utilized amount. As at December 31, 2022, $230.4 million (December 31, 2021 - $232.3 million) was utilized under this facility.

In addition, as at December 31, 2022, the Company had $267.5 million (December 31, 2021 - $180.8 million) in letters of credit and surety bonds outstanding in respect of its operations in Brazil, Mauritania, United States and Chile, as well as its discontinued operations in Ghana, which have been issued pursuant to arrangements with certain international banks and incur average fees of 0.77%.

As at December 31, 2022, $318.0 million (December 31, 2021 - $308.2 million) of surety bonds were outstanding with respect to Kinross’ properties in the United States. These surety bonds were issued pursuant to arrangements with international insurance companies and incur fees of 0.50%.

(v)	Changes in liabilities arising from financing activities

	Total long-term	Lease	Accrued interest
	and current debt	liabilities(a)	payable(b)	Total
Balance as at January 1, 2022	$1,629.9	$54.8	$25.3	$1,710.0
Changes from financing cash flows
Debt issued	1,297.6	—	—	1,297.6
Debt repayments	(340.0)	—	—	(340.0)
Interest paid	—	—	(52.4)	(52.4)
Payment of lease liabilities	—	(23.2)	—	(23.2)
	2,587.5	31.6	(27.1)	2,592.0
Other changes
Interest expense and accretion	$—	$2.6	$65.6	68.2
Capitalized interest	—	—	66.5	66.5
Capitalized interest paid	—	—	(43.7)	(43.7)
Additions of lease liabilities	—	14.8	—	14.8
Other	5.4	(1.4)	(19.4)	(15.4)
	5.4	16.0	69.0	90.4
Balance as at December 31, 2022	$2,592.9	$47.6	$41.9	$2,682.4

	Total long-term	Lease	Accrued interest
	and current debt	liabilities(a)	payable(b)	Total
Balance as at January 1, 2021	$1,923.9	$74.7	$33.7	$2,032.3
Changes from financing cash flows
Debt issued	200.0	—	—	200.0
Debt repayments	(500.0)	—	—	(500.0)
Interest paid	—	—	(46.9)	(46.9)
Payment of lease liabilities	—	(33.8)	—	(33.8)
	1,623.9	40.9	(13.2)	1,651.6
Other changes
Interest expense and accretion	$—	$3.8	$67.7	$71.5
Capitalized interest	—	—	48.3	48.3
Capitalized interest paid	—	—	(51.1)	(51.1)
Additions of lease liabilities	—	10.2	—	10.2
Other	6.0	(0.1)	(26.4)	(20.5)
	6.0	13.9	38.5	58.4
Balance as at December 31, 2021	$1,629.9	$54.8	$25.3	$1,710.0

(a)	See Note 12.
(b)	Included in Accounts payable and accrued liabilities.